Income Taxes (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current expense (benefit):
U.S. federal
U.S. state and local
Total current income tax (benefit) provision
Deferred expense (benefit):
U.S. federal
U.S. state and local
Total deferred income tax (benefit) provision
Total income tax (benefit) provision